Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0625 per share
Amount Registered | shares	1,151,123
Maximum Aggregate Offering Price	$ 37,676,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,203
Rule 457(f)	true
Amount of Securities Received | shares	1,996,588
Value of Securities Received, Per Share	18.78
Offering Note

(1)

Represents the maximum number of shares of QNB Corp. common stock, par value $0.0625 per share, that could be issued to holders of common stock of The Victory Bancorp, Inc. in connection with the merger described herein. Pursuant to Rule 416, this registration statement also covers additional shares that may be issued as a result of stock splits, stock dividends or similar transactions. In the event the number of shares of common stock required to be issued to consummate the merger described herein is increased after the date this registration statement is declared effective, QNB Corp. will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act"), by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares.

(2)

Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, and calculated in accordance with Rules 457(c) and 457(f) promulgated thereunder. The proposed maximum aggregate offering price is (i) $18.78, the average of the high and low prices reported for The Victory Bancorp, Inc. common stock on the OTC Market Group's OTCQX market on December 16, 2025, which was within five business days prior to the date of filing of this registration statement, multiplied by (ii) 1,996,588, the estimated maximum number of shares of The Victory Bancorp, Inc. common stock to be exchanged for shares of QNB Corp. common stock in the merger.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00013810.

(3)	Rounded up to the nearest penny.

(4)	The registrant does not have any fee offsets.